UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washingon, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Calendar Year Ended:December 31, 2003

Check here if Amendment [ ]; Amendment Number:____________
 This Amendment (Check only one.):	[ ] is a restatment.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Berns
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Berns			Boca Raton, FL			2/6/04

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in
	this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total:	312559

List of Other Included Managers: NONE


                                     FOR 13F INFORMATION TABLE

                                                           VALUE SHRS OR  SH/   PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLA  CUSIP  (x$1000PRN AMT  PRN   CALL  DISCRETION MANAGERS   SOLE   SHARED   NONE


KEPCO ADR                            COM         500631106  27980 2692982 SH          SOLE                 2692982
PETROBRAS BRASILERO S.A. ADR         COM         71654V408 158625 5424960 SH          SOLE                  608800         4816160
TELEFONOS DE MEXICO ADR              COM         879403780 125954 3813340 SH          SOLE                 3214140          599200